Summary Prospectus

Alpine Global Consumer Growth Fund
Trading Symbol Institutional Class: AWCGX
Trading Symbol Class A: AWCAX
February 28, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://www.alpinefunds.com/literature. You may also obtain this information at no cost by calling 1-888-785-5578 or by sending an e-mail request to questions@alpinefunds.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2012, as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 30, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Alpine Global Consumer Growth Fund (the “Global Consumer Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Consumer Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	Generally none	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.96%(1)	1.96%
Total Annual Fund Operating Expenses	3.21%	2.96%
Fee Waivers and/or Expense Reimbursements	(1.61)%	(1.61)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (2)	1.60%	1.35%

(1)	“Other Expenses” for Class A Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)
Subject to an Expense Limitation and Reimbursement Agreement (“Agreement”) effective September 27, 2011, the Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the Class A Shares average net assets and 1.35% of the Institutional Class average net assets until at least February 28, 2013. The Agreement also states the Adviser may recoup from the Fund fees previously paid, waived or absorbed by the Adviser if such reimbursement is made within three years and does not cause the Operating Expenses of the Fund for any year to exceed the Expense Limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$799	$1,342	$2,004	$3,765
Institutional Class	$237	$763	$1,415	$3,165

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Global Consumer Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which are principally engaged in (i) the manufacture, supply and production of consumer-related products, (ii) the delivery of consumer services or (iii) the end market sale of those goods and services. These companies include, but are not limited to, food and beverage companies, apparel companies, retailers, communications providers, consumer products companies, electronics and software companies, and restaurants. The Fund typically will invest in securities with revenue or other growth prospects, but may also consider the relative valuation of an investment against that of other investments. In addition to common stocks, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. The Fund may invest a portion of its assets in shares of initial public offerings and may invest in issuers of any market capitalization.

The Global Consumer Fund pursues a flexible strategy of investing in companies throughout the world. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets (plus the amount of any borrowings for investment purposes) – unless market conditions are not deemed favorable by the investment adviser in which case the Fund would invest at least 30% of its net assets (plus the amount of any borrowings for investment purposes)) in the securities of issuers located outside of the United States, including in emerging markets, and will allocate its assets among issuers located in no less than three different countries, one of which may be the United States. In addition, under normal market conditions, the Fund maintains no less than 20% exposure to securities of U.S. issuers. The Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Selection Process

The portfolio managers’ investment strategy consists of individual company selection. The portfolio managers target investments spanning the consumer product/services value chain, from manufacturers, suppliers to end-market retailers. They typically look for companies with revenue growth prospects resulting from the company’s investment in consumer products and strategies.

The portfolio managers may also consider any or all the following factors in making investments:

•	Return on equity
•	Earnings per share (including expected future earnings)
•	Past growth rates
•	Profit margins
•	Dividend levels
•	Cash flow (including expected cash flows)

While the portfolio managers typically will invest in securities with revenue or other growth prospects, the portfolio managers may also consider the relative valuation of an investment against that of other investments.

Principal Investment Risks

Investment in the Global Consumer Fund, like any investment, is subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment. By itself, the Global Consumer Fund does not constitute a balanced investment program.

•
Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

•
Consumer Products/Services Sector Risk — Significant problems may affect a particular sector, and returns from that sector may be lower than returns from the overall stock market. Events that affect the consumer products/services sector will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests a substantial amount of its assets in the consumer product/services sector, the Fund’s performance largely depends on the general condition of that sector. The consumer product/services sector could be adversely affected by overall economic conditions, interest rates, competition, consumer confidence, disposable income, changes in demographics and consumer tastes, and legislative or regulatory changes. The prices of the securities of those issuers also may fluctuate widely in response to such events.

•
Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

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Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

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Foreign Currency Transactions — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates.  A Fund may enter into foreign currency transactions to try to manage this risk. A Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates.

•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•
Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•
Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Undervalued Stock Risk  — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The following bar chart and table illustrates the risk of investing in the Global Consumer Fund by showing how the Fund’s performance has varied from year-to-year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Class A Shares of the Fund were not issued prior to December 30, 2011, and therefore no performance information is available. The historical performance of the Institutional Class (formerly known as the Investor Class) is used to calculate the performance for Class A Shares. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests.  To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in initial public offerings (“IPOs”) and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Calendar Year Total Returns as of 12/31 Each Year
Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
5.34%	6/30/11	(18.16)%	9/30/11

Average Annual Total Returns
(For the periods ending December 31, 2011)

Alpine Global Consumer Growth Fund – Institutional Class	1 Year	Since Inception (12/29/2010)
Return Before Taxes	(10.11)%	(10.03)%
Return After Taxes on Distributions	(10.17)%	(10.09)%
Return After Taxes on Distributions and Sale of Fund Shares	(6.50)%	(8.53)%

MSCI World Index	(5.54)%	(5.15)%
(reflects no deduction for fees, expenses or taxes)

MSCI All Country World Consumer Discretionary	(6.72)%	(6.56)%
(reflects no deduction for fees, expenses or taxes)

MSCI All Country World Consumer Staples	5.24%	5.24%
(reflects no deduction for fees, expenses or taxes)

Lipper Consumer Goods Funds Average	2.76%	2.76%(1)
(reflects no deduction for fees, expenses or taxes)

(1)	The Lipper Consumer Goods Funds Average reflects the annualized return since December 31, 2010 through December 31, 2011.

Effective February 28, 2012, the Fund changed the primary benchmark against which it measures its performance to the MSCI World Index. The Adviser believes that the MSCI World Index more accurately reflects the investment strategy of the Fund.

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

Portfolio Managers

Mr. Bryan Keane, CFA, Portfolio Manager of the Adviser, and Mr. Samuel Lieber, Chief Executive Officer of the Adviser, are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments.

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $1,000,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.